LEASES (Schedule of Minimum of Lease Payments) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee Disclosure [Abstract]
2024	$ 1,133
2025	1,082
2026	1,000
2027	984
2028 - 2032	4,149
Total undiscounted lease payments	8,348
Less: imputed interest	(1,688)
Present value of lease liabilities	$ 6,660